UNITED STATES
                       SECURITIES AND EXCHANCE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/99

Check here if Amendment [   ]; Amendment Number:  ____
  This Amendment (Check only one.):          [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Dai-Ichi Life Investment Management (U.S.A.), Inc.
Address:          399 Park Avenue, 24th Floor
                  New York, NY 10022


Form 13F File Number:   28-4697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Atsushi Miyazaki
Title:            President
Phone:            212-350-7625


Signature, Place, and Date of Signing:

/s/ Atsushi Miyazaki               New York, New York         August 10th, 1999
--------------------------
[Signature]                        [City, State]                    [Date]

Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[X]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

28-6348                         The Dai-Ichi Mutual Life Insurance Company